Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Boyd Watterson Limited Duration Enhanced Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND – FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boyd Watterson Limited Duration Enhanced Income Fund (the “Fund”) seeks: (i) income generation as a principal objective; and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	(ii) capital preservation and total return as secondary objectives.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2025
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: Under normal market conditions, the Fund invests a majority of its assets in investments in domestic, and U.S. dollar denominated foreign, income-producing securities. These securities are (i) below investment-grade (also known as “junk” bonds) and investment grade fixed income securities, asset-backed securities, hybrid corporate securities that combine equity and debt characteristics such as preferred stocks, bank loans, and U.S. government securities, and (ii) equity securities. The Fund may make these investments directly or, from time to time, indirectly through exchange traded funds (“ETFs”), which include inverse ETFs and through closed end funds. The targeted duration range of a Fund investment is between 1.5 years and 4.5 years.

The Fund’s investment strategy seeks to capitalize on inefficiencies in the public trading markets for fixed-income securities and bank loans using the proprietary methodology of the Adviser, described below.

Industry Allocation and Security Selection

The Adviser employs a disciplined and balanced approach that combines top-down and bottom-up analysis to determine industry allocations and security selection. Top-down analysis is a method of analysis that involves looking at the industry in which a company operates or at the economy as a whole first, and then analyzing duration, sector and industry allocations. Bottom-up analysis is a method of analysis that focuses on the analysis of individual companies rather than on the industry in which that company operates or on the economy as a whole. Furthermore, the Adviser uses fundamental research to inform industry allocation and security selection decisions by assessing factors affecting the eligible securities’ and industries’ value and momentum as well as fundamental factors (i.e., forecasted cash flow and credit quality outlook, the effect of economic cyclicality, and overall management quality). The industries in which the Fund may invest are the sixty-nine industries included in the Global Industry Classifications Standards.

Sector Allocation

The Adviser uses a combination of top-down and bottom-up analysis to determine sector allocation. The Adviser assesses the relative value of the securities across the eligible sectors informed by an assessment of factors affecting each eligible sector’s value and momentum as well as fundamental factors (i.e., overall market conditions, business and credit cycle conditions, economic growth and inflation forecasts, government policy actions, and historical yield and return volatility versus forecasts). The Fund may invest in all bond market sectors except non-USD-denominated securities.

Tactical Trading Opportunities

The Fund seeks to capitalize on market volatility that is due to short-term causes in the marketplace. The Adviser quickly makes assessments of fundamentals, valuations and momentum to accommodate the short-term event, portfolio action and subsequent resolution. These opportunities take the form of incremental adjustments to security-specific weightings and sector allocations.

In addition, the Fund seeks to take advantage of new issues trading and special situations:

•	New Issues Trading. Typically, new issues of fixed income securities are priced cheaply relative to the market to facilitate placement. Thereafter, the prices often tighten in the secondary market. The price for a lesser-known issuer can be significantly cheaper relative to the market. The Fund may acquire new issues of a less liquid issuer in an industry that is less closely followed since the issuer may have to provide additional yield to attract buyers.
•	Special Situations. Special trading opportunities arise as companies restructure, are acquired or go through other changes that can be analyzed and exploited. Such situations may offer a profit potential of several points due to tenders or make-whole calls that may come about because of an issuer’s desire to remove restrictive covenants in its bonds.

Duration Management

The Fund seeks to maintain a limited duration in order to reduce the impact of rising interest rates on its total return. The Fund considers both duration and effective duration in determining the duration of the fixed income securities in which it invests. Duration is a measurement of how long, in years, it takes for the price of a bond to be repaid by its internal cash flows. The longer a bond’s duration, the greater impact rising interest rates have on the bond’s returns and volatility. Effective duration is a duration calculation for bonds with embedded options (meaning they have a feature that allows the bond to be called earlier than its stated duration) where the approximate percentage change in a bond’s price given a 100 bps change in interest rates is measured. Effective duration takes into account that expected cash flows will fluctuate as interest rates change. The duration decision for the Fund is based on optimizing the positioning of the portfolio across the credit curve. The decision is dependent, in part, on the economic outlook of the market as determined by the Adviser.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I2 shares for each of the last 10 calendar years. Although Class I has similar annual returns to Class I2 shares because the classes are invested in the same portfolio of securities, the returns for Class I shares are different from Class I2 shares because Class I shares have different expenses after fee waiver than Class I2 shares. The performance table compares the performance of each share class over time to the performance of a broad-based market index and two supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the ”Predecessor Fund”) in a tax-free reorganization on July 29, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I2 shares of the Fund. The performance information set forth below includes the historical performance of the Predecessor Fund for periods prior to the reorganization. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Updated performance information is available at no cost by visiting www.boydwattersonfunds.com or by calling 1-877-345-9597.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I2 shares for each of the last 10 calendar years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-345-9597
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boydwattersonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I2 Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	6/30/2020	6.61%
Worst Quarter	3/31/2020	-5.58%
The Fund’s year-to-date return as of September 30, 2024 was 6.41%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.58%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I2 shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I2 shares.

Boyd Watterson Limited Duration Enhanced Income Fund | Bloomberg U.S. 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.61%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.51%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[1],[2]
Boyd Watterson Limited Duration Enhanced Income Fund | Bloomberg U.S. 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.89%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[2],[3]
Boyd Watterson Limited Duration Enhanced Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%	[2],[4]
Boyd Watterson Limited Duration Enhanced Income Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all mutual funds, there is a risk that you could lose money through your investment in the Fund.
Boyd Watterson Limited Duration Enhanced Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

Boyd Watterson Limited Duration Enhanced Income Fund | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Allocation Risk: If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Boyd Watterson Limited Duration Enhanced Income Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Asset-Backed Securities Risk: Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Boyd Watterson Limited Duration Enhanced Income Fund | Bank Loans Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Bank Loans Risk: The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund has obtained a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Boyd Watterson Limited Duration Enhanced Income Fund | Duration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund because of its longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Boyd Watterson Limited Duration Enhanced Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Equity Securities Risk: The NAV of the Fund fluctuates based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Boyd Watterson Limited Duration Enhanced Income Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund.

Boyd Watterson Limited Duration Enhanced Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Boyd Watterson Limited Duration Enhanced Income Fund | Hybrid Corporate Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Hybrid Corporate Securities Risk: The interest rate on hybrid corporate securities can fluctuate from fixed to floating rate, which creates uncertainty regarding the interest rate that may be received.

Boyd Watterson Limited Duration Enhanced Income Fund | Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Investment Companies Risk: When the Fund invests in other investment companies (such as ETFs and closed end funds), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.

Boyd Watterson Limited Duration Enhanced Income Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Boyd Watterson Limited Duration Enhanced Income Fund | Junk Bonds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Boyd Watterson Limited Duration Enhanced Income Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Boyd Watterson Limited Duration Enhanced Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

Boyd Watterson Limited Duration Enhanced Income Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Boyd Watterson Limited Duration Enhanced Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Boyd Watterson Limited Duration Enhanced Income Fund | Small And Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Boyd Watterson Limited Duration Enhanced Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.48%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%	[2]
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 732
Annual Return 2014	rr_AnnualReturn2014	1.64%
Annual Return 2015	rr_AnnualReturn2015	2.04%
Annual Return 2016	rr_AnnualReturn2016	6.25%
Annual Return 2017	rr_AnnualReturn2017	4.08%
Annual Return 2018	rr_AnnualReturn2018	(0.51%)
Annual Return 2019	rr_AnnualReturn2019	7.94%
Annual Return 2020	rr_AnnualReturn2020	4.65%
Annual Return 2021	rr_AnnualReturn2021	2.32%
Annual Return 2022	rr_AnnualReturn2022	(3.16%)
Annual Return 2023	rr_AnnualReturn2023	9.80%
Label	rr_AverageAnnualReturnLabel	Return before taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2017
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.74%
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	The Bloomberg U.S. 1-3 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Investors cannot invest directly in an index.
[2]	Since April 13, 2017.
[3]	The Bloomberg U.S. 1-5 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Investors cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index measures the performance of that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index.
[5]	The Fund’s adviser, Boyd Watterson Asset Management, LLC (the “Adviser”), has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 1, 2025, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% and 0.41% of average daily net assets attributable to Class I and Class I2, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. These agreements may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.
[6]	As a result of the different tax treatment of the Predecessor Fund, we are unable to calculate after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions.